FAIR VALUE MEASUREMENTS (Restated, see Note 2) (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Liabilities:
Warrant liabilities	$ 32,386,148	$ 30,101,808
Fair Value, Recurring [Member]
Assets:
Cash and marketable securities held in Trust Account		23,998,000
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Assets:
Cash and marketable securities held in Trust Account		23,998,000
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Assets:
Cash and marketable securities held in Trust Account	276,178,675	276,209,453
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Public Warrants | CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Liabilities:
Warrant liabilities	12,006,000	19,458,000
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Private Placement Warrants | CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Liabilities:
Warrant liabilities	$ 20,380,148	$ 10,643,808